Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 37,221	$ 7,722	$ 21,860
Deposits at call	542	38,039	59,077
Cash and cash equivalents	$ 37,763	$ 45,761	$ 80,937	$ 110,701